650 Page Mill Road Palo Alto, CA 94304-1050 PHONE 650.493.9300 FAX 650.493.6811 www.wsgr.com

November 15, 2013

Via EDGAR and Overnight Delivery

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attention:	Matthew Crispino Melissa Kindelan Patrick Gilmore Gabriel Eckstein

Re:	Aerohive Networks, Inc. Confidential Draft Registration Statement on Form S-1 Submitted October 8, 2013 CIK No. 0001372414

Ladies and Gentlemen:

On behalf of our client, Aerohive Networks, Inc. (“Aerohive Networks” or the “Company”), we submit this letter in response to comments from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in its letter dated October 24, 2013 (the “Comment Letter”), relating to the above referenced Confidential Draft Registration Statement on Form S-1. We are concurrently filing via EDGAR this letter and a revised draft of the Registration Statement on Form S-1 (the “Registration Statement”). For the Staff’s reference, we are providing the Staff with both a clean copy of the Registration Statement and a copy marked to show changes from the version confidentially submitted on October 8, 2013.

In this letter, we have recited the comments from the Staff in italicized, bold type and have followed each comment with the Company’s response. Except as otherwise specifically indicated herein, page references correspond to the page of the Registration Statement.

Prospectus Summary

The Offering, page 6

1.	We note your response to prior comment 6. Please expand your disclosures on page 7 to explicitly state that these shares are included in the total number of shares of common stock to be outstanding after the offering.

AUSTIN  BRUSSELS  GEORGETOWN, DE  HONG KONG  NEW YORK   PALO ALTO  SAN DIEGO  SAN FRANCISCO  SEATTLE  SHANGHAI  WASHINGTON, DC

Securities and Exchange Commission

November 15, 2013

The Company advises the Staff that the Company has revised the disclosures on pages 7, 52 and 140 of the Registration Statement in response to the Staff’s comment.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Critical Accounting Policies

Revenue Recognition, page 81

2.	Please revise your disclosures on page 82 as they relate to determining best estimated selling price, consistent with the revisions reflected on page F-14.

The Company advises the Staff that the Company has revised the disclosure on page 82 of the Registration Statement in response to the Staff’s comment.

Business

Our Customers, page 101

3.	We note your response to prior comment 34. Please disclose in this section the identity of the consolidated group that collectively accounted for more than 10% of your total revenue in fiscal 2012 and the first six months of 2013 or advise why you believe such disclosure is not required. Refer to Item 101(c)(vii) of Regulation S-K.

The Company advises the Staff that the Company has revised the disclosure on page 103 of the Registration Statement to identify the consolidated group in response to the Staff’s comment.

Backlog, page 102

4.	We note your response to prior comment 35. As noted in our prior comment, although you may not believe that your backlog is a meaningful indicator of your future revenues, we believe that such information may still be material to an investors’ understanding of your business. Accordingly, please revise this section to provide the dollar amount of backlog orders in accordance with Item 101(c)(1)(viii) of Regulation S-K.

The Company respectfully advises the Staff that the Company believes it should not be required to disclose the dollar amount of backlog in accordance with Item 101(c)(1)(viii) for the following reasons:

•

The Company‘s backlog is not firm as it is composed of purchase orders that, though complete, are in certain circumstances cancellable or able to be modified by the Company’s customers (VAR/VAD) until fulfillment occurs;

Securities and Exchange Commission

November 15, 2013

•

Since the purchase orders are cancellable or able to be modified until fulfillment occurs, the Company does not believe that the timing of revenue the Company may recognize from these purchase orders can be ascertained;

•

In addition, the allocation of revenue between product and software subscriptions and support the Company may recognize from these purchase orders also cannot be ascertained as these purchase orders have not been processed in the period under the applicable revenue recognition guidance. Therefore, we do not believe our backlog is a reliable indicator of our ability to achieve a particular level of revenue or financial performance; and

•	The amount of backlog is not material to any fiscal period presented.

The Company has revised the disclosure on page 105 of the Registration Statement to reflect the foregoing. However, given the foregoing, the Company believes that disclosing the dollar amount of backlog would not be meaningful to investors and may be misleading.

Notes to Consolidated Financial Statements

Note 1 Description of the Business and Summary of Significant Accounting Policies

Revenue Recognition, page F-13

5.	We note in your response to prior comment 43 you conclude that the HiveManager software is essential to the functionality of the wireless access points (“AP”) yet it has stand-alone value. Please clarify your conclusions further for us as they appear to be contradictory. In this regard, you state that the company’s historical transactions demonstrate a nearly one-for-one attach rate relative to the purchase of HiveManager software in conjunction with the purchase of an AP. You further state that on an infrequent basis, certain customers purchase a nominal amount of excess hardware units to be stored for which they subsequently purchase the HiveManager software at a later date once the hardware is placed into service. These considerations seem to support your position that the software and nonsoftware components function together to deliver the tangible product’s essential functionality. However, you state on page 22 of your response that the APs are designed to function without the instance of HiveManager being purchased, which seems to suggest the software is not essential to the functionality of the AP. Likewise, with regards to the HiveManager Online (“HMOL”), you conclude that the APs have stand-alone value because there are instances of sales of the AP without either a HiveManager perpetual license or HMOL SAAS subscription. However, as noted above, it appears those separate sales are only in instances where customers have purchased an excess of AP units, for which they subsequently purchased the HiveManager at a later date once the hardware is placed in service. This seems to suggest that there is no stand-alone value as customers have not placed the APs into service without the software. Please advise.

Securities and Exchange Commission

November 15, 2013

The Company advises the Staff that it acknowledges the apparent contradiction in the accounting conclusions reached with respect to the APs having standalone value and the HiveManager software being essential to the functionality of the APs based on our prior response #43.

The Company further clarifies the basis for these different conclusions as follows:

Determination of standalone value

The Company wishes to clarify that there are instances in which the Company has sold its APs to customers on a standalone basis without a related purchase of the HiveManager software (separate from those instances in which customers purchase excess hardware units as spare units). The Company’s AP’s were originally designed to work without the HiveManager software, and in the instances that the customers purchase the AP’s without the HiveManager software they can configure the APs manually. Once manually configured, the customer can benefit from the full functionality of the APs and use them to operate a wireless network without the HiveManager software. The Company further notes that there are a number of unaffiliated entities that resell its APs on a standalone basis at prices consistent with the Company’s selling prices. Additionally, it also appears that generically people are selling on online market places such as Amazon.com and eBay.com new as well as used APs without the related HiveManager software. ASC 605-25-25-5(a) states the following in part:

… [I]items have value on a standalone basis if they are sold separately by any vendor or the customer could resell the delivered item(s) on a standalone basis. In the context of a customer’s ability to resell the delivered item(s), this criterion does not require the existence of an observable market for the deliverable(s).

Therefore, based on the Company’s own history of selling APs on a standalone basis, the observable market for the Company’s APs on a standalone basis, and the ability of the APs to function without the HiveManager software, the Company has concluded that standalone value does exist for its APs.

Determination of essential to functionality

The Company wishes to clarify the basis for which the HiveManager software was concluded to be essential to the functionality of the APs. Additionally, the Company wishes to clarify to the Staff that approximately 60% of the Company’s APs are sold with the HiveManager software and 40% are sold with the HMOL SAAS subscription. Based on the guidance in ASC 985-605-15-4A(a), the Company has noted that “If sales of the tangible product without software elements are infrequent, a rebuttable presumption exists that software elements are essential to the functionality of the tangible product.” (Emphasis Added) Therefore, the Company concluded that sales of APs with HMOL SAAS should be treated as if the AP was sold with the HiveManager software. The Company does not believe that whether the software is provided through a license or through the HMOL SAAS subscription is relevant for purposes of determining whether the software is required to provide the APs essential functionality; in

Securities and Exchange Commission

November 15, 2013

other words, the medium of delivery of the software should not have an impact on the accounting conclusion. The sales of the Company’s APs without the purchase of HiveManager software are infrequent (i.e. less than 1% of total sales transactions) and therefore the Company has concluded that there is a rebuttable presumption that the HiveManager software is essential to the functionality of the APs.

1)	Application of standalone value conclusion when APs are sold with HMOL

As previously noted in the response to prior comment #43, the Company first analyzed the guidance in ASC 985-605-05-4 and ASC 985-605-55-121 to assess whether the HMOL SAAS subscription offering should be accounted for under industry specific software revenue recognition guidance. Based on the lack of a contractual right for the customer to take possession of the software, the Company concluded that the HMOL SAAS subscription is considered a service offering which, in conjunction with the other deliverables in the arrangement, should be accounted for under ASC 605-25. Based on the determination that the APs have standalone value, the Company concluded that the APs should be accounted for as a separate unit of accounting from the HMOL SAAS subscription and therefore revenue should be recognized upon the delivery of the APs to the customer assuming all other revenue recognition criteria have been met.

2)	Application of essential to functionality conclusion when APs are sold with HiveManager perpetual license

As previously noted in the response to prior comment #43, the Company first analyzed the guidance in ASC 985-605-15-4A to assess whether the HiveManager perpetual license should be accounted for under industry specific software revenue recognition guidance. While the APs are designed to be functional without the purchase of the HiveManager software, based on the conclusion that the software is essential to the functionality of the hardware as noted above (based on the “rebuttable presumption” created by the 99% attach rate), in accordance with ASC 985-605-15-4, the Company concluded that the HiveManager perpetual licenses should not be accounted for under industry specific software revenue recognition guidance and should be accounted for under ASC 605-25.

The Company acknowledges that the phrases “standalone value” and “essential functionality” are closely related and appear to have similar meanings but both phrases are defined very specifically. “Essential functionality” is presumed to exist if sales of the tangible product without the software are infrequent. Furthermore, “standalone” value exists if customers could resell the delivered items on a stand-alone basis. The Company believes both criteria may be present for the same product. Specifically, in the Company’s case, the Company sells its APs in substantially all cases with either the HiveManager software or the HMOL SAAS subscription service but its customers could sell the APs on a standalone basis in the secondary market and an observable secondary market does exist for its APs. Furthermore, the Company’s HiveManager licenses and the Company’s HMOL SAAS subscription arrangements are non-assignable and therefore its customers always have to sell the APs on a standalone basis.

Securities and Exchange Commission

November 15, 2013

In summary, the Company has determined that the HiveManager software is essential to the functionality of the APs due to the high attach rate (i.e. in excess of 99% of transactions and therefore “sales of the tangible product without the software elements are infrequent”) and that the APs have standalone value due to the Company’s separate sales of such APs (i.e. less than 1% of transactions) and the other factors identified above. While these conclusions do appear contradictory in nature, both conclusions have been determined based on the relevant authoritative literature and applied, as applicable, to the determination of units of accounting under ASC 605-25.

********************

Securities and Exchange Commission

November 15, 2013

Please direct any questions regarding the Company’s responses or the revised draft of the Registration Statement to me at (650) 320-4597 or mbaudler@wsgr.com.

Sincerely,

WILSON SONSINI GOODRICH & ROSATI

Professional Corporation

/s/ Mark Baudler

Mark Baudler

cc:	David K. Flynn, Aerohive Networks, Inc.

Gordon Brooks, Aerohive Networks, Inc.

Steve Debenham, Aerohive Networks, Inc.

Jack Sheridan, Wilson Sonsini Goodrich & Rosati, P.C.

David Peinsipp, Cooley LLP

Drew Williamson, Cooley LLP